Note 5 - Transactions with Related Parties (Detail) - The Fees Charged by Central Mare (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fees charged by Central Mare	$ 13,901	$ 4,998
Management Fee [Member]
Fees charged by Central Mare	5,575	2,345
Executive Officers and Other Personnel Expenses [Member]
Fees charged by Central Mare	5,405	2,349
Vessel Operating Expenses [Member]
Fees charged by Central Mare	184	29
Dry Docking Expenses [Member]
Fees charged by Central Mare	39
Commissions on Sale of Vessels [Member]
Fees charged by Central Mare	1,216
Commissions on Charter Hire Agreements [Member]
Fees charged by Central Mare	$ 672	$ 275